Note 8 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31
	2018	2017
NET SALES:
Coil	$90,132,804	$64,641,805
Tubular	31,024,474	13,114,250
TOTAL NET SALES	$121,157,278	$77,756,055
OPERATING PROFIT (LOSS):
Coil	$4,026,329	$(770,091)
Tubular	2,024,035	(1,438,088)
TOTAL OPERATING PROFIT (LOSS)	6,050,364	(2,208,179)
General corporate expenses	(1,980,124)	(2,001,642)
Interest expense	(27,846)	—
Interest and other income	24,900	59,005
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$4,067,294	$(4,150,816)
IDENTIFIABLE ASSETS:
Coil	$27,068,602	$21,832,790
Tubular	43,010,190	37,298,800
	70,078,792	59,131,590
General corporate assets	4,284,413	4,131,707
TOTAL ASSETS	$74,363,205	$63,263,297
DEPRECIATION:
Coil	$570,819	$1,208,446
Tubular	779,590	378,077
Corporate and other	5,938	7,883
	$1,356,347	$1,594,406
CAPITAL EXPENDITURES:
Coil	$35,720	$75,889
Tubular	306,310	715,973
Corporate and other	7,154	7,469
	$349,184	$799,331